Fair Value Estimates (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	$ 5,149	$ 3,809	$ 2,575
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents, at Carrying Value	265	87
Cash Equivalents		87	284
Restricted Cash Equivalents, Current	19	18	12
Interest Rate Derivative Assets, at Fair Value		16
Interest Rate Derivative Liabilities, at Fair Value	35
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	2,624	3,039	3,954
Reported Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash Equivalents, at Carrying Value	265	87	284
Restricted Cash Equivalents, Current	19	18	12
Interest Rate Derivative Assets, at Fair Value		16
Long-term Debt	7,531	$ 7,040	$ 6,348
Interest Rate Derivative Liabilities, at Fair Value	$ 35